Transactions with related parties - Dynagas Ltd. (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013
Related Party Transaction
Management services agreement initial termination date	December 31, 2020
Daily management fee	$ 3,000	$ 2,900	$ 2,800	$ 2,500
Management fees annual upward percentage adjustment	3.00%
Charter Hire Commission payable to the Management company	1.25%
Lump sum payable to the management company for the supervision of vessels construction	$ 700
Cancellation of management agreement termination fee	$ 19,600,000
Automatic extension of Management Agreements increments	8 years
Management agreement terms	The Management Agreements will terminate automatically after a change of control of the owners and/or of the owners’ ultimate parent, in which case an amount equal to the estimated remaining fees, but in any case not less than for a period of 36 months and not more than 60 months, will become payable to the Manager.
Maximum
Related Party Transaction
Period for calculation of management agreement termination fee		60 months
Minimum
Related Party Transaction
Period for calculation of management agreement termination fee		36 months